Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible assets - Other intangible assets
Intangible assets - Other intangible assets
The detail of Intangible assets - Other intangible assets in the consolidated balance sheets and of the changes therein in 2019, 2018, and 2017 is as follows:

Million euros
	Estimated useful life	31 December 2018	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2019
With indefinite useful life:
Brand names		36	2	2		—	2	42
With finite useful life:
IT developments	3 -7 years	7,134	1,374	(19)		(639)	95	7,945
Other		1,510	1	(24)		(248)	37	1,276
Accumulated amortisation		(5,432)	—	8	(966)	806	(102)	(5,686)
Development		(4,743)	—	4	(874)	570	(96)	(5,139)
Other		(689)	—	4	(92)	236	(6)	(547)
Impairment losses		(154)	—	—	(73)	81	10	(136)
Of which: addition		—	—	—	(75)	—	—	—
liberation		—	—	—	2	—	—	—
		3,094	1,377	(33)	(1,039)	—	42	3,441

Million euros
	Estimated useful life	31 December 2017	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2018
With indefinite useful life:
Brand names		35	—	—		—	1	36
With finite useful life:
IT developments	3-7 years	6,945	1,468	1		(1,102)	(178)	7,134
Other		1,560	1	12		(50)	(13)	1,510
Accumulated amortisation		(5,386)	—	(1)	(1,253)	1,035	173	(5,432)
Development		(4,721)	—	(1)	(1,153)	985	147	(4,743)
Other		(665)	—	—	(100)	50	26	(689)
Impairment losses		(240)	—	—	(117)	117	86	(154)
Of which: addition		—	—	—	(118)	—	—	—
liberation		—	—	—	1	—	—	—
		2,914	1,469	12	(1,370)	—	69	3,094

Million euros
	Estimated useful life	31 December 2016	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2017
With indefinite useful life:
Brand names		39	—	—		—	(4)	35
With finite useful life:
IT developments	3-7 years	6,558	1,470	42	—	(679)	(446)	6,945
Other		1,245	68	436	—	(126)	(63)	1,560
Accumulated amortisation		(4,848)	—	(64)	(1,403)	694	235	(5,386)
Development		(4,240)	—	(14)	(1,310)	627	216	(4,721)
Other		(608)	—	(50)	(93)	67	19	(665)
Impairment losses		(297)	—	—	(174)	111	120	(240)
Of which: addition		—	—	—	(174)	—	—	—
		2,697	1,538	414	(1,577)	—	(158)	2,914

In 2019, 2018 and 2017, impairment losses of EUR 73 million, EUR 117 million and EUR 174 million, respectively, were recognised under Impairment or reversal of impairment on non-financial assets, net – intangible assets. This impairment losses related mainly to the decline in or loss of the recoverable value of certain computer systems and applications as a result of the processes initiated by the Group to adapt to the various regulatory changes and to transform or integrate businesses.